SCHEDULE OF GOLD IN BULLION (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) oz	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) oz	Sep. 30, 2023 USD ($) oz	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($) oz
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beginning balance, ounce | oz			239
Beginning balance, cost			$ 2,064	$ 1,829	$ 1,829	$ 1,884
Beginning balalnce, fair value			$ 493,236	437,251	$ 437,251	$ 437,212
Net change in unrealized gain (loss), ounce | oz
Net change in unrealized gain (loss), cost			$ 268		$ 235	$ 38
Net change in unrealized gain (loss), fair value	$ 78,420	$ (17,055)	$ 142,609	$ 4,526	$ 55,985	38
Ending balance, ounce | oz	239		239		239
Ending balance, cost	$ 2,332		$ 2,332		$ 2,064	1,829
Ending balance, fair value	$ 635,845		$ 635,845		$ 493,236	$ 437,251
Beginning balance, ounce | oz			239	239	239	239
Net change in unrealized gain (loss), fair value					$ 55,985	$ 38
Ending balance, ounce | oz					239	239